SUBSEQUENT EVENTS (Details Narrative) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, shares in Thousands, $ in Thousands			2 Months Ended	3 Months Ended	12 Months Ended
		Feb. 03, 2022 USD ($) $ / shares shares	Aug. 31, 2020 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2022 ₪ / shares shares	Feb. 11, 2022 shares	Feb. 03, 2022 ILS (₪) shares	Jan. 31, 2022 $ / shares shares	Mar. 31, 2021 ₪ / shares	Aug. 31, 2020 ₪ / shares shares
IfrsStatementLineItems [Line Items]
Warrants outstanding | shares												182,142
Exercise price | ₪ / shares												₪ 2.52
Exercise of warrants			$ 98		$ 3,386	$ 98
Events Occurring After Reporting Date [Member]
IfrsStatementLineItems [Line Items]
Warrants outstanding | shares							474,207			5,437
Exercise price | $ / shares										$ 1.95
Exercise of warrants				$ 956
Shares issued | shares		273,774					474,207	74,985	273,774
Deemed price per share | $ / shares		$ 7.6311
Fair value of assets acquired as goodwill		$ 312
Goodwill		$ 312
Goodwill amortization term		20 years
Events Occurring After Reporting Date [Member] | Isramat Ltd [Member]
IfrsStatementLineItems [Line Items]
Cash		$ 900							₪ 2,800
Goodwill	[1]	$ 312
Events Occurring After Reporting Date [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | ₪ / shares											₪ 5.124
Events Occurring After Reporting Date [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | ₪ / shares							₪ 7.1418

[1]	Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired. The goodwill is attributed to the expected benefits arising from the synergies of the combination of the activities of the Company and acquired company.